Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Useful Lives
Buildings	20 Years
Office Equipment	5 Years
Electronic Equipment	5 Years
Motor Vehicles	10 Years

Schedule of outlines the currency exchange rates
	June 30, 2022	June 30, 2021	June 30, 2020
Year-end spot rate	US$1= 6.7114 RMB	US$1= 6.4601 RMB	US$1= 7.0795 RMB
Average rate	US$1= 6.4661 RMB	US$1= 6.6076 RMB	US$1= 7.0293 RMB